Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank

At December 31, advances from the Federal Home Loan Bank were as follows:

	2012	2011
	(In thousands)
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 4.95%	$32,439	$––
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	––	32,951

	$32,439	$32,951

Required Annual Principal Payments on Federal Home Loan Bank Advances

At December 31, 2012 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2013	$5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304

$32,439

Summary of Information Concerning Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2011
	(Dollars in thousands)

Balance outstanding at year end	$10,681	$9,968
Average daily balance during the year	$11,525	$13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$13,706	$15,704
Weighted-average interest rate at year end	0.15%	0.18%